Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
December 31, 2025
AFF35-NPRT3-0226
1.811337.121
Bond Funds - 29.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	134,129	1,319,830
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	8,938,980	67,757,466
Fidelity Series Emerging Markets Debt Fund (b)	1,794,833	15,309,924
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	484,927	4,626,204
Fidelity Series Floating Rate High Income Fund (b)	260,941	2,296,283
Fidelity Series High Income Fund (b)	1,753,270	15,621,639
Fidelity Series International Credit Fund (b)	173,248	1,463,948
Fidelity Series International Developed Markets Bond Index Fund (b)	16,309,430	138,303,966
Fidelity Series Investment Grade Bond Fund (b)	52,060,110	530,492,520
Fidelity Series Long-Term Treasury Bond Index Fund (b)	25,465,076	137,256,760
Fidelity Series Real Estate Income Fund (b)	266,751	2,696,858
TOTAL BOND FUNDS (Cost $996,645,038)		917,145,398

Domestic Equity Funds - 39.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	11,417,922	182,686,750
Fidelity Advisor Series Growth Opportunities Fund (b)	7,328,840	128,767,715
Fidelity Series All-Sector Equity Fund (b)	6,106,449	85,001,767
Fidelity Series Commodity Strategy Fund (b)	214,421	20,745,248
Fidelity Series Intrinsic Opportunities Fund (b)	2,652,613	28,197,275
Fidelity Series Large Cap Stock Fund (b)	9,310,838	248,599,373
Fidelity Series Large Cap Value Index Fund (b)	1,308,281	23,849,962
Fidelity Series Opportunistic Insights Fund (b)	6,159,709	157,134,184
Fidelity Series Small Cap Core Fund (b)	483,481	6,536,669
Fidelity Series Small Cap Discovery Fund (b)	1,924,661	21,152,021
Fidelity Series Small Cap Opportunities Fund (b)	2,595,906	42,105,600
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,911,791	143,919,209
Fidelity Series Value Discovery Fund (b)	8,448,139	143,871,812
TOTAL DOMESTIC EQUITY FUNDS (Cost $785,333,349)		1,232,567,585

International Equity Funds - 29.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,312,415	85,170,188
Fidelity Series Emerging Markets Fund (b)	4,898,034	57,502,920
Fidelity Series Emerging Markets Opportunities Fund (b)	9,365,961	230,870,931
Fidelity Series International Growth Fund (b)	8,879,295	169,683,323
Fidelity Series International Small Cap Fund (b)	2,037,096	36,443,653
Fidelity Series International Value Fund (b)	10,950,224	170,823,492
Fidelity Series Overseas Fund (b)	11,375,395	169,834,641
Fidelity Series Select International Small Cap Fund (b)	178,041	2,460,520
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $572,434,162)		922,789,668

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	4,020,000	4,012,064
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	3,040,000	3,031,972
US Treasury Bills 0% 3/12/2026 (d)	3.64	40,000	39,728
US Treasury Bills 0% 3/19/2026 (d)	3.56	490,000	486,352
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	120,000	119,270
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,687,445)			7,689,386

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	3,340,625	3,341,293
Fidelity Series Government Money Market Fund (b)(f)	3.84	13,692,630	13,692,630
TOTAL MONEY MARKET FUNDS (Cost $17,033,980)			17,033,923

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,379,133,974)	3,097,225,960
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,996,246)
NET ASSETS - 100.0%	3,095,229,714

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	16	3/2026	2,321,680	4,215

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,174	3/2026	134,734,844	(761,297)
CBOT US Treasury Long Bond Contracts (United States)	201	3/2026	23,158,969	(268,560)

TOTAL INTEREST RATE CONTRACTS				(1,029,857)

TOTAL LONG				(1,025,642)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	195	3/2026	24,355,500	467,461
CME E-Mini S&P 500 Index Contracts (United States)	129	3/2026	44,456,625	(7,988)
ICE MSCI Emerging Markets Index Contracts (United States)	41	3/2026	2,893,370	511

TOTAL SHORT				459,984

TOTAL FUTURES CONTRACTS				(565,658)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,689,386.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,832,327	44,921,274	53,412,326	158,152	74	(56)	3,341,293	3,340,625	0.0%
Total	11,832,327	44,921,274	53,412,326	158,152	74	(56)	3,341,293

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	163,669,956	33,408,874	31,356,608	22,791,236	859,945	16,104,583	182,686,750	11,417,922
Fidelity Advisor Series Growth Opportunities Fund	114,279,814	22,845,446	30,720,505	17,324,160	6,256,877	16,106,083	128,767,715	7,328,840
Fidelity Advisor Series Small Cap Fund	650,617	-	634,755	-	41,117	(56,979)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,383,558	81,459	131,033	52,433	2,356	(16,510)	1,319,830	134,129
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	37,806,680	34,439,039	3,161,386	2,449,788	(53,875)	(1,272,992)	67,757,466	8,938,980
Fidelity Series All-Sector Equity Fund	72,869,873	8,531,020	11,129,664	4,546,026	443,595	14,286,943	85,001,767	6,106,449
Fidelity Series Canada Fund	59,348,300	16,303,511	4,594,075	1,711,667	700,685	13,411,767	85,170,188	4,312,415
Fidelity Series Commodity Strategy Fund	5,569,669	15,339,246	425,564	162,600	22,405	239,492	20,745,248	214,421
Fidelity Series Emerging Markets Debt Fund	14,180,875	1,248,830	1,101,596	678,126	(22,657)	1,004,472	15,309,924	1,794,833
Fidelity Series Emerging Markets Debt Local Currency Fund	4,237,715	382,075	286,920	300,821	(17,285)	310,619	4,626,204	484,927
Fidelity Series Emerging Markets Fund	53,489,225	2,885,519	13,201,300	1,397,016	1,818,038	12,511,438	57,502,920	4,898,034
Fidelity Series Emerging Markets Opportunities Fund	214,085,623	10,294,987	51,754,425	5,806,458	10,135,495	48,109,251	230,870,931	9,365,961
Fidelity Series Floating Rate High Income Fund	2,316,655	195,236	204,943	137,196	(31)	(10,634)	2,296,283	260,941
Fidelity Series Government Money Market Fund	-	13,763,573	70,943	42,297	-	-	13,692,630	13,692,630
Fidelity Series High Income Fund	14,946,794	1,159,835	1,106,693	846,427	(10,344)	632,047	15,621,639	1,753,270
Fidelity Series International Credit Fund	1,388,440	65,156	-	65,156	-	10,352	1,463,948	173,248
Fidelity Series International Developed Markets Bond Index Fund	119,068,057	29,632,316	8,225,255	5,157,876	(229,951)	(1,941,201)	138,303,966	16,309,430
Fidelity Series International Growth Fund	153,516,249	24,625,933	20,353,018	13,413,344	3,408,370	8,485,789	169,683,323	8,879,295
Fidelity Series International Small Cap Fund	37,935,402	5,016,219	9,676,343	4,858,783	2,760,286	408,089	36,443,653	2,037,096
Fidelity Series International Value Fund	169,740,284	20,685,130	44,165,122	17,290,662	16,007,170	8,556,030	170,823,492	10,950,224
Fidelity Series Intrinsic Opportunities Fund	27,752,104	3,409,195	3,798,047	3,097,750	(106,190)	940,213	28,197,275	2,652,613
Fidelity Series Investment Grade Bond Fund	463,869,909	95,659,247	35,163,872	16,023,809	137,200	5,990,036	530,492,520	52,060,110
Fidelity Series Large Cap Stock Fund	221,480,874	29,392,388	43,158,315	23,517,874	9,501,699	31,382,727	248,599,373	9,310,838
Fidelity Series Large Cap Value Index Fund	22,020,095	2,135,270	2,433,592	804,245	225,851	1,902,338	23,849,962	1,308,281
Fidelity Series Long-Term Treasury Bond Index Fund	142,857,747	17,954,037	20,565,976	4,126,448	(7,337,045)	4,347,997	137,256,760	25,465,076
Fidelity Series Opportunistic Insights Fund	140,644,027	26,623,609	26,310,535	22,099,064	6,925,544	9,251,539	157,134,184	6,159,709
Fidelity Series Overseas Fund	156,206,283	20,223,315	13,569,811	14,141,385	2,993,205	3,981,649	169,834,641	11,375,395
Fidelity Series Real Estate Income Fund	2,677,696	188,652	204,943	130,613	878	34,575	2,696,858	266,751
Fidelity Series Select International Small Cap Fund	502,594	1,649,411	67,208	71,265	6,446	369,277	2,460,520	178,041
Fidelity Series Small Cap Core Fund	6,123,466	109,276	1,138,419	53,001	(14,333)	1,456,679	6,536,669	483,481
Fidelity Series Small Cap Discovery Fund	20,352,090	2,262,446	2,944,802	2,065,284	(19,379)	1,501,666	21,152,021	1,924,661
Fidelity Series Small Cap Opportunities Fund	39,750,709	2,205,539	7,942,979	1,857,343	2,341,081	5,751,250	42,105,600	2,595,906
Fidelity Series Stock Selector Large Cap Value Fund	129,553,092	21,119,891	15,855,498	10,401,063	397,540	8,704,184	143,919,209	9,911,791
Fidelity Series Value Discovery Fund	132,835,502	17,235,400	17,760,222	7,924,683	987,977	10,573,155	143,871,812	8,448,139
	2,747,109,974	481,071,080	423,214,367	205,345,899	58,162,670	223,065,924	3,086,195,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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